Discontinued Operations (Details) (USD $)	3 Months Ended		9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Unbilled revenue	$ 23,756,000		$ 23,756,000		$ 21,512,000
Noncurrent assets held for sale, net	3,016,000		3,016,000		0
Liabilities of Disposal Group, Including Discontinued Operation, Current	1,355,000		1,355,000		0
Loss on impairment of noncurrent assets held for sale			1,807,000	0
Assumed discount rate	0.00%
Assets Held-for-sale, Current	1,276,000		1,276,000		0
Property, Plant and Equipment, Net	316,655,000		316,655,000		223,819,000
Gas Purchase Payable, Current	16,320,000		16,320,000		17,034,000
Income (loss) from operations of disposal groups	91,000	(12,000)	(1,766,000)	94,000
Gathering and Processing Assets [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal Group, Including Discontinued Operation, Revenue	3,800,000	2,923,000	11,395,000	8,515,000
Assets Held-for-sale, Long Lived	900,000		900,000
Disposal Group, Including Discontinued Operation, Operating Expense	3,709,000	2,935,000	11,354,000	8,421,000
Disposal Group, Including Discontinued Operation, Impairment	0	0	1,807,000	0
Income (loss) from operations of disposal groups	91,000	(12,000)	(1,766,000)	94,000
Income (Loss) from Discontinued Operations, Net of Tax, Per Outstanding Limited Partnership Unit, Basic	0.02	0.00	(0.19)	0.01
Terminals [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Noncurrent assets held for sale, net	2,100,000		2,100,000
Liabilities of Disposal Group, Including Discontinued Operation, Current	400,000		400,000
Assets Held-for-sale, Current	100,000		100,000
Income Approach Valuation Technique [Member] | Fair Value, Inputs, Level 3 [Member] | Gathering and Processing Assets [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Assumed discount rate	0.00%
Decline in throughput volumes, rate	2.50%
Discounted Cash Flow Technique [Member] | Fair Value, Inputs, Level 3 [Member] | Gathering and Processing Assets [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal Group, Including Discontinued Operation, Impairment	$ 1,800,000